Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies
20.	Commitments and Contingencies
(a)	Operating lease commitments

The Company leases offices and warehouses for operation under operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year is included in Note 7.

(b)	Investment commitments

The Group’s investment commitments primarily relate to capital contributions obligation under certain arrangements which do not have a contractual maturity date. As of December 31, 2025, the total investment commitments contracted but not yet reflected in the financial statements amounted to approximately RMB115,152 (US$16,467).

(c)	Contingencies

The Group is involved in claims, proceedings, and litigation on an ongoing basis. The outcomes of legal proceedings to which the Group is a party and other contingencies are inherently unpredictable, subject to significant uncertainties, and could be material to the Group’s operating results and cash flows for a particular period. The Group evaluates, on a regular basis, developments in legal proceedings it is subject to and other contingencies that could affect the amount of liability. To the best knowledge and judgment of management to date, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made as of December 31, 2025.